Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 211,222	£ 223,840
ECL	£ 994
Allowance account for credit losses of financial assets		£ 1,007
Unsecured personal loans
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	73.00%	61.00%
Overdrafts
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	243.00%	224.00%
Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 238,100	£ 251,600
12 month Gross write-offs	232	156
ECL	994
Allowance account for credit losses of financial assets		1,007
Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	206,700	219,700
12 month Gross write-offs	232	156
ECL	916
Allowance account for credit losses of financial assets		933
Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	31,400	31,900
12 month Gross write-offs	0	0
ECL	78
Allowance account for credit losses of financial assets		74
Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 211,100	£ 229,600
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 180,800	£ 198,700
Exposure ratio	87.50%	90.40%
Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 30,300	£ 30,900
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 23,900	£ 19,400
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 22,900	£ 18,500
Exposure ratio	11.10%	8.40%
Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,000	£ 900
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,100	£ 2,600
Exposure ratio	0.00%	0.00%
Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,000	£ 2,500
Exposure ratio	1.49%	1.24%
Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	0.00%	0.00%
Retail and Business Banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	415.00%	347.00%
Retail and Business Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 182,300	£ 194,600
12 month Gross write-offs	141	113
ECL	501
Allowance account for credit losses of financial assets		504
Retail and Business Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	22,000	21,800
12 month Gross write-offs	0	0
ECL	43
Allowance account for credit losses of financial assets		42
Retail and Business Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 160,800	£ 178,000
Exposure ratio	88.30%	91.50%
Retail and Business Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 21,500	£ 21,200
Exposure ratio	0.00%	0.00%
Retail and Business Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 19,200	£ 14,600
Exposure ratio	10.50%	7.40%
Retail and Business Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 500
Exposure ratio	0.00%	0.00%
Retail and Business Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,300	£ 2,000
Exposure ratio	1.27%	1.08%
Retail and Business Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Exposure ratio	0.00%	0.00%
Mortgages
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	80.00%	62.00%
ECL	£ 244
Allowance account for credit losses of financial assets		£ 253
Mortgages | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	175,200	187,100
12 month Gross write-offs	11	3
ECL	241
Allowance account for credit losses of financial assets		250
Mortgages | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,300	8,000
12 month Gross write-offs	0	0
ECL	3
Allowance account for credit losses of financial assets		3
Mortgages | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 155,000	£ 171,700
Exposure ratio	88.50%	91.80%
Mortgages | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,200	£ 7,900
Exposure ratio	0.00%	0.00%
Mortgages | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,200	£ 13,600
Exposure ratio	10.40%	7.30%
Mortgages | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	0.00%	0.00%
Mortgages | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000	£ 1,800
Exposure ratio	1.16%	0.99%
Mortgages | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Credit cards
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	51.00%	49.00%
ECL	£ 140
Allowance account for credit losses of financial assets		£ 130
Credit cards | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,700	2,500
12 month Gross write-offs	46	40
ECL	130
Allowance account for credit losses of financial assets		120
Credit cards | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,400	10,300
12 month Gross write-offs	0	0
ECL	10
Allowance account for credit losses of financial assets		10
Credit cards | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,300	£ 2,100
Exposure ratio	85.40%	85.70%
Credit cards | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,300	£ 10,200
Exposure ratio	0.00%	0.00%
Credit cards | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 300
Exposure ratio	12.90%	12.90%
Credit cards | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	0.00%	0.00%
Credit cards | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio	2.95%	2.53%
Credit cards | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Other
Disclosure of credit risk exposure [line items]
ECL	£ 160
Allowance account for credit losses of financial assets		£ 164
Other | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,400	5,000
12 month Gross write-offs	84	70
ECL	130
Allowance account for credit losses of financial assets		134
Other | Loans to customers | Total Drawn | BBLS
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,800
Other | Loans to customers | Total Drawn | BBLS 100% Government Guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,700
Government Guarantee, percentage	100.00%
Other | Loans to customers | Total Drawn | Unsecured personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,100
Other | Loans to customers | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	500
Other | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,300	3,500
12 month Gross write-offs	0	0
ECL	30
Allowance account for credit losses of financial assets		29
Other | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,500	£ 4,200
Exposure ratio	80.90%	82.80%
Other | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,000	£ 3,100
Exposure ratio	0.00%	0.00%
Other | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 700
Exposure ratio	14.80%	13.00%
Other | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 300
Exposure ratio	0.00%	0.00%
Other | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 100
Exposure ratio	4.38%	4.30%
Other | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Exposure ratio	0.00%	0.00%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,228	£ 5,384
12 month Gross write-offs	£ 23	£ 19
Percentage of arrears over ninety days past due	43.00%	44.00%
ECL	£ 70	£ 67
Allowance account for credit losses of financial assets		67
Consumer Finance | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,200	5,400
12 month Gross write-offs	£ 23	19
Lending, percentage collateralised on vehicle	87.00%
ECL	£ 70
Allowance account for credit losses of financial assets		67
Consumer Finance | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	400
12 month Gross write-offs	0	0
ECL	0
Allowance account for credit losses of financial assets		0
Consumer Finance | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,900	£ 5,000
Exposure ratio	93.10%	93.00%
Consumer Finance | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 400
Exposure ratio	0.00%	0.00%
Consumer Finance | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 400
Exposure ratio	6.30%	6.50%
Consumer Finance | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Consumer Finance | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.53%	0.54%
Consumer Finance | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	£ 380
Allowance account for credit losses of financial assets		£ 393
Corporate & Commercial Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,900	18,500
12 month Gross write-offs	68	24
ECL	345
Allowance account for credit losses of financial assets		362
Corporate & Commercial Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,400	9,700
12 month Gross write-offs	0	0
ECL	35
Allowance account for credit losses of financial assets		32
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,800	£ 14,500
Exposure ratio	77.10%	78.30%
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,800	£ 9,300
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,400	£ 3,500
Exposure ratio	19.10%	18.80%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 400
Exposure ratio	0.00%	0.00%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 500
Exposure ratio	4.14%	3.08%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Corporate Centre | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,300	1,200
12 month Gross write-offs	0	0
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,300	£ 1,200
Exposure ratio	99.80%	99.60%
Corporate Centre | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.10%	0.30%
Corporate Centre | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.10%	0.10%
Corporate Centre | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%